Variable Interest Entity (Details) - Schedule of the carrying value of VIEs’ assets and liabilities - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Assets [Member]
Variable Interest Entity (Details) - Schedule of the carrying value of VIEs’ assets and liabilities [Line Items]
Assets	$ 104,295	$ 5,361
Net Assets [Member]
Variable Interest Entity (Details) - Schedule of the carrying value of VIEs’ assets and liabilities [Line Items]
Net Assets	101,659	3,095
Variable interest [Member] | Assets [Member]
Variable Interest Entity (Details) - Schedule of the carrying value of VIEs’ assets and liabilities [Line Items]
Assets	288,234	4,195
Variable interest [Member] | Net Assets [Member]
Variable Interest Entity (Details) - Schedule of the carrying value of VIEs’ assets and liabilities [Line Items]
Net Assets	288,234	4,195
Liabilities [Member]
Variable Interest Entity (Details) - Schedule of the carrying value of VIEs’ assets and liabilities [Line Items]
Liabilities	2,636	2,266
Liabilities [Member] | Variable interest [Member]
Variable Interest Entity (Details) - Schedule of the carrying value of VIEs’ assets and liabilities [Line Items]
Liabilities
Maximum Exposure to Losses [Member] | Variable interest [Member]
Variable Interest Entity (Details) - Schedule of the carrying value of VIEs’ assets and liabilities [Line Items]
Maximum Exposure to Losses	$ 288,234	$ 4,195